--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                      DFA International Value Portfolio IV

                                 Annual Report

                          Year Ended November 30, 1998

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Performance Chart...................................................       9
    Schedule of Investments.............................................   10-17
    Statement of Assets and Liabilities.................................      18
    Statement of Operations.............................................      19
    Statements of Changes in Net Assets.................................      20
    Financial Highlights................................................      21
    Notes to Financial Statements.......................................   22-23
    Report of Independent Accountants...................................      24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA International Value Portfolio IV vs.
EAFE Index (net dividends)
September 1997-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         DFA
Growth of $10,000   International      EAFE Index       EAFE Index

                    Value Portfolio            (net            (gross
                                 IV      dividends)        dividends)
                            $10,000         $10,000           $10,000
Sep-97                      $10,375         $10,560           $10,560
Oct-97                       $9,833          $9,749            $9,747
Nov-97                       $9,427          $9,650            $9,649
Dec-97                       $9,383          $9,734            $9,736
Jan-98                       $9,953         $10,178           $10,184
Feb-98                      $10,606         $10,832           $10,836
Mar-98                      $11,082         $11,165           $11,172
Apr-98                      $11,124         $11,254           $11,261
May-98                      $11,229         $11,198           $11,205
Jun-98                      $11,124         $11,284           $11,295
Jul-98                      $11,251         $11,398           $11,407
Aug-98                       $9,784          $9,985            $9,993
Sep-98                       $9,256          $9,680            $9,693
Oct-98                      $10,174         $10,688           $10,711
Nov-98                      $10,628         $11,236           $11,257

Annualized
Total Return        One          From
(%)                Year     September 1997
-------------------------------------------
                   12.74         4.99

- The portfolio invests in the DFA International Value Series of the DFA Investment Trust Company which in turn invests in companies with market capitalization of at least $800 million and book-to-market ratios in the upper 30% of large publicly traded non-U.S. companies. Country weightings reflect the EAFE index market capitalization weight, with Japan limited to 38%.

- The portfolio's returns in fiscal 1998 reflected the performance of large, non-U.S. companies with high book-to-market ratios.

- The EAFE Index (net dividends) is a more appropriate measure of the dividend that foreign investors can attain due to foreign withholding taxes than the EAFE Index (gross dividends), and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
  (8,256,113 Shares, Cost $99,035)++ at Value............................................  $    98,661
Receivable from Sponsor..................................................................          102
Receivable for Fund Shares Sold..........................................................          118
Prepaid Expenses and Other Assets........................................................           32
                                                                                           -----------
    Total Assets.........................................................................       98,913
                                                                                           -----------

LIABILITIES:
Payable for Investment Securities Purchased..............................................          118
Accrued Expenses and Other Liabilities...................................................           31
                                                                                           -----------
    Total Liabilities....................................................................          149
                                                                                           -----------

NET ASSETS...............................................................................  $    98,764
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    9,807,573
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     10.07
                                                                                           -----------
                                                                                           -----------

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    99,216
Undistributed Net Investment Income......................................................        1,758
Accumulated Net Realized Loss............................................................       (1,836)
Unrealized Depreciation of Investment Securities.........................................         (374)
                                                                                           -----------
    Total Net Assets.....................................................................  $    98,764
                                                                                           -----------
                                                                                           -----------

--------------

++ The cost for federal income tax purposes is $100,866.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company.................  $   2,411
                                                                                          ---------

EXPENSES
    Administrative Services.............................................................         80
    Accounting & Transfer Agent Fees....................................................         16
    Legal Fees..........................................................................          5
    Audit Fees..........................................................................          1
    Filing Fees.........................................................................         34
    Shareholders' Reports...............................................................         18
    Directors' Fees and Expenses........................................................          2
    Organization Costs..................................................................          7
    Other...............................................................................          2
                                                                                          ---------
        Total Expenses..................................................................        165
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................      2,246
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received from The DFA Investment Trust Company...............        259

Net Realized Loss on Investment Securities..............................................     (1,537)

Change in Unrealized Appreciation of Investment Securities..............................     10,672
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES...................................................      9,394
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  11,640
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                    THE DFA INTERNATIONAL VALUE PORTFOLIO IV

                       STATEMENT OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                  YEAR     AUGUST 15
                                                                                                 ENDED         TO
                                                                                                NOV. 30,    NOV. 30,
                                                                                                  1998        1997
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income....................................................................  $    2,246  $      854
    Capital Gain Distributions Received from The DFA Investment Trust Company................         259          --
    Net Realized Loss on Investment Securities...............................................      (1,537)       (558)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities................      10,672     (11,046)
                                                                                               ----------  ----------
        Net Increase (Decrease) in Net Assets Resulting from Operations......................      11,640     (10,750)
                                                                                               ----------  ----------

Distributions From:
    Net Investment Income....................................................................      (1,342)         --
    Net Realized Gains.......................................................................          --          --
                                                                                               ----------  ----------
        Total Distributions..................................................................      (1,342)         --
                                                                                               ----------  ----------
Capital Share Transactions (1):
    Shares Issued............................................................................      15,403     117,695
    Shares Issued in Lieu of Cash Distributions..............................................       1,342          --
    Shares Redeemed..........................................................................     (26,324)     (9,523)
                                                                                               ----------  ----------
        Net Increase (Decrease) From Capital Share Transactions..............................      (9,579)    108,172
                                                                                               ----------  ----------
Capital Contribution from Sponsor............................................................         475         148
                                                                                               ----------  ----------
        Total Increase.......................................................................       1,194      97,570
NET ASSETS
    Beginning of Period......................................................................      97,570          --
                                                                                               ----------  ----------
    End of Period............................................................................  $   98,764  $   97,570
                                                                                               ----------  ----------
                                                                                               ----------  ----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued............................................................................       1,591      11,780
    Shares Issued in Lieu of Cash Distributions..............................................         154          --
    Shares Redeemed..........................................................................      (2,717)     (1,001)
                                                                                               ----------  ----------
                                                                                                     (972)     10,779
                                                                                               ----------  ----------
                                                                                               ----------  ----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                    THE DFA INTERNATIONAL VALUE PORTFOLIO IV

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                        YEAR        AUGUST 15,
                                       ENDED            TO
                                      NOV. 30,       NOV. 30,
                                        1998           1997
                                     ----------     ----------
Net Asset Value, Beginning of
  Period...........................  $     9.05     $   10.00
                                     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.23          0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        0.92         (1.03)
                                     ----------     ----------
  Total from Investment
    Operations.....................        1.15         (0.95)
                                     ----------     ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.13)           --
  Net Realized Gains...............          --            --
                                     ----------     ----------
  Total Distributions..............       (0.13)           --
                                     ----------     ----------
Net Asset Value, End of Period.....  $    10.07     $    9.05
                                     ----------     ----------
                                     ----------     ----------
Total Return.......................       12.74%        (9.50)%#

Net Assets, End of Period
  (thousands)......................  $   98,764     $  97,570
Ratio of Expenses to Average Net
  Assets (1).......................        0.44%(a)      0.47%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............        2.09%(a)      2.65%*(a)
Portfolio Turnover Rate............         N/A           N/A
Portfolio Turnover Rate of Master
  Fund Series......................       15.41%        22.55%*(b)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) The plan's sponsor has voluntarily contributed to the portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the portfolio relating to the plan's investment.

(b)  Calculated for the year ended November 30, 1997.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which The DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 1998, the Portfolio owned 6% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of the first $40 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as an addition to paid in capital.

D. INVESTMENTS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................         --
Gross Unrealized Depreciation............................  $  (2,205)
                                                           ---------
Net......................................................  $  (2,205)
                                                           ---------
                                                           ---------

    At November 30, 1998, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $5,400 which expires on November 30, 2006.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1998.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities of Dimensional Investment Group Inc., The DFA International Value Portfolio IV, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Investment Group Inc., The DFA International Value Portfolio IV at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA International Value Series vs.
EAFE Index (net dividends)
March 1994-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of $10,000

                                DFA
                      International      EAFE Index        EAFE Index
                                               (net            (gross
                       Value Series      dividends)        dividends)
                            $10,000         $10,000           $10,000
Mar-94                       $9,733          $9,569            $9,570
Apr-94                      $10,060          $9,975            $9,982
May-94                      $10,119          $9,918            $9,922
Jun-94                      $10,239         $10,058           $10,061
Jul-94                      $10,438         $10,155           $10,161
Aug-94                      $10,598         $10,396           $10,405
Sep-94                      $10,228         $10,068           $10,082
Oct-94                      $10,658         $10,404           $10,425
Nov-94                      $10,099          $9,903            $9,925
Dec-94                      $10,159          $9,966            $9,984
Jan-95                       $9,757          $9,583            $9,605
Feb-95                       $9,736          $9,556            $9,576
Mar-95                      $10,312         $10,152           $10,179
Apr-95                      $10,633         $10,533           $10,566
May-95                      $10,573         $10,408           $10,439
Jun-95                      $10,463         $10,225           $10,262
Jul-95                      $11,052         $10,862           $10,909
Aug-95                      $10,676         $10,448           $10,494
Sep-95                      $10,740         $10,652           $10,704
Oct-95                      $10,536         $10,365           $10,415
Nov-95                      $10,826         $10,653           $10,706
Dec-95                      $11,351         $11,083           $11,145
Jan-96                      $11,464         $11,128           $11,190
Feb-96                      $11,537         $11,166           $11,235
Mar-96                      $11,698         $11,404           $11,471
Apr-96                      $12,154         $11,736           $11,803
May-96                      $12,040         $11,520           $11,591
Jun-96                      $12,083         $11,584           $11,660
Jul-96                      $11,760         $11,246           $11,322
Aug-96                      $11,811         $11,271           $11,345
Sep-96                      $12,019         $11,570           $11,651
Oct-96                      $11,904         $11,452           $11,535
Nov-96                      $12,434         $11,908           $11,996
Dec-96                      $12,271         $11,755           $11,840
Jan-97                      $11,861         $11,343           $11,426
Feb-97                      $11,969         $11,529           $11,620
Mar-97                      $12,013         $11,571           $11,667
Apr-97                      $11,948         $11,632           $11,737
May-97                      $12,855         $12,389           $12,499
Jun-97                      $13,413         $13,072           $13,187
Jul-97                      $13,598         $13,284           $13,398
Aug-97                      $12,706         $12,291           $12,406
Sep-97                      $13,174         $12,980           $13,101
Oct-97                      $12,483         $11,983           $12,092
Nov-97                      $11,955         $11,861           $11,971
Dec-97                      $11,907         $11,964           $12,079
Jan-98                      $12,627         $12,511           $12,635
Feb-98                      $13,456         $13,314           $13,443
Mar-98                      $14,051         $13,724           $13,860
Apr-98                      $14,095         $13,832           $13,971
May-98                      $14,227         $13,764           $13,901
Jun-98                      $14,089         $13,869           $14,012
Jul-98                      $14,245         $14,009           $14,153
Aug-98                      $12,382         $12,273           $12,398
Sep-98                      $11,716         $11,898           $12,026
Oct-98                      $12,883         $13,138           $13,288
Nov-98                      $13,448         $13,810           $13,966

Annualized
Total Return        One        From
(%)                Year     March 1994
---------------------------------------
                   12.49       6.44

- The series invests in companies with market capitalization of at least $800 million and book-to-market ratios in the upper 30% of large publicly traded non-U.S. companies. Country weightings reflect the EAFE index market capitalization weight, with Japan limited to 38%.

- The series' returns in fiscal 1998 reflected the performance of large, non-U.S. companies with high book-to-market ratios.

- The EAFE Index (net dividends) is a more appropriate measure of the dividend that foreign investors can attain due to foreign withholding taxes than the EAFE Index (gross dividends), and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (22.8%)
COMMON STOCKS -- (22.8%)
  Aichi Bank, Ltd......................................        10,500  $    707,289
  Aisin Seiki Co., Ltd.................................       137,000     1,471,200
  Amada Co., Ltd.......................................       376,000     1,881,223
  Amano Corp...........................................       115,000       982,346
  #Aomori Bank, Ltd....................................       170,000       652,782
  Aoyama Trading Co., Ltd..............................        41,100     1,130,149
  Asahi Glass Co., Ltd.................................       420,000     2,446,469
  #Ashikaga Bank, Ltd..................................       808,000     1,354,116
  Autobacs Seven Co., Ltd..............................           700        20,501
  Awa Bank, Ltd........................................       189,600       883,833
  Bank of Ikeda, Ltd...................................        13,000       537,260
  Bank of Iwate, Ltd...................................        18,590       855,999
  Bank of Kinki, Ltd...................................       225,000       527,172
  Bank of Kyoto, Ltd...................................       347,400     1,783,350
  Bank of Nagoya, Ltd..................................       185,000       967,743
  #Bank of Saga, Ltd...................................       215,000       769,606
  Bank of Yokohama, Ltd................................       978,000     2,068,662
  #Best Denki Co., Ltd.................................       153,000     1,009,461
  Canon Sales Co., Inc.................................       124,900     1,792,414
  Casio Computer Co., Ltd..............................        60,000       464,692
  Chiba Bank, Ltd......................................       941,000     3,552,098
  #Chiyoda Fire and Marine Insurance Co., Ltd..........       444,150     1,445,330
  Chudenko Corp........................................        82,000     1,734,461
  Chugai Pharmaceutical Co., Ltd.......................       114,000       974,731
  Chugoku Bank, Ltd....................................       199,000     2,642,108
  Chukyo Coca-Cola Bottling Co., Ltd...................        22,000       186,137
  Chukyo Sogo Bank, Ltd................................        67,000       225,659
  Citizen Watch Co., Ltd...............................       317,000     2,024,446
  #Cosmo Oil Co., Ltd..................................       764,000     1,149,853
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........       529,000     1,747,266
  Daicel Chemical Industries, Ltd......................       485,000     1,203,425
  Daikin Industries, Ltd...............................       218,000     1,915,392
  Dainippon Pharmaceutical Co., Ltd....................       203,000       850,512
  #Daisan Bank, Ltd....................................       131,000       477,449
  #Daishi Bank, Ltd....................................       350,000     1,181,663
  Daito Trust Construction Co., Ltd....................       180,784     1,467,803
  #Daiwa Bank, Ltd.....................................       726,000     1,228,506
  Daiwa House Industry Co., Ltd........................       655,000     6,953,911
  Daiwa Kosho Lease Co., Ltd...........................       193,000       745,810
  #Daiwa Securities Co., Ltd...........................     1,673,000     5,974,999
  Denki Kagaku Kogyo KK................................       469,000       744,020
  Dowa Fire & Marine Insurance Co., Ltd................       383,000     1,327,351
  Ehime Bank, Ltd......................................       143,000       542,125
  #Eighteenth Bank, Ltd................................       226,000       919,297
  Ezaki Glico Co., Ltd.................................       174,600       894,874
  Fuji Fire & Marine Insurance Co., Ltd................       173,000       320,892
  Fuji Photo Film Co., Ltd.............................       355,000    13,285,060
  Fujisawa Pharmaceutical Co., Ltd.....................       170,000     2,039,944
  #Fukui Bank, Ltd.....................................       343,000       756,207
  #Fukuoka City Bank, Ltd..............................       264,532     1,071,729
  #Fukuyama Transporting Co., Ltd......................       266,000     1,203,189
  Futaba Corp..........................................        16,000       576,635

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Futaba Industrial Co., Ltd...........................        85,000  $  1,127,156
  Hanshin Electric Railway Co., Ltd....................       141,000       429,011
  Higo Bank, Ltd.......................................       308,000     1,280,410
  #Hino Motors, Ltd....................................       398,000     1,110,592
  Hiroshima Bank, Ltd..................................       575,000     1,997,437
  Hiroshima-Sogo Bank, Ltd.............................       136,000       652,782
  #Hitachi Construction Machinery Co., Ltd.............        64,000       205,662
  #Hitachi Maxell, Ltd.................................        96,000     1,620,566
  Hitachi Metals, Ltd..................................       360,000     1,060,201
  #Hitachi Transport System, Ltd.......................       138,000       926,212
  Hitachi, Ltd.........................................     3,691,000    22,250,491
  #Hokuetsu Bank.......................................       275,330       768,290
  #Hokuetsu Paper Mills, Ltd...........................       162,000       767,035
  #Hokuriku Bank, Ltd..................................       891,000     1,587,447
  House Foods Corp.....................................       115,000     1,758,867
  #Hyakugo Bank, Ltd. (105th Bank).....................       258,000     1,131,321
  Hyakujishi Bank, Ltd.................................       314,000     1,726,846
  Inax Corp............................................       309,000     1,699,349
  Itochu Corp..........................................     1,198,000     2,290,351
  Itoham Foods, Inc....................................       284,000     1,356,231
  #Japan Pulp and Paper Co., Ltd.......................        93,000       310,202
  Joyo Bank, Ltd.......................................        19,000        69,557
  Jsr Corp., Tokyo.....................................       150,000       694,354
  Juroku Bank, Ltd.....................................       349,000     1,476,407
  Kagawa Bank, Ltd.....................................        40,650       202,390
  Kagoshima Bank, Ltd..................................       262,000     1,012,447
  #Kajima Corp.........................................       826,000     2,204,100
  Kamigumi Co., Ltd....................................       357,000     1,617,710
  Kandenko Co., Ltd....................................       266,000     1,774,487
  Kaneka Corp..........................................       344,000     2,468,336
  Kansai Paint Co., Ltd., Osaka........................       108,000       272,372
  Katokichi Co., Ltd...................................        72,000     1,037,943
  Kawasaki Steel Corp..................................       500,000       752,522
  Kikkoman Corp........................................       256,000     1,647,380
  Kinden Corp..........................................        67,000       899,365
  Kirin Brewery Co., Ltd...............................       150,000     1,559,551
  Kissei Pharmaceutical Co., Ltd.......................        40,000       592,906
  Koa Fire & Marine Insurance Co., Ltd.................        45,000       146,071
  #Kobe Steel, Ltd.....................................     2,632,000     1,969,931
  Koito Manufacturing Co., Ltd.........................       146,000       610,511
  #Kokusai Denshin Denwa Co., Ltd......................        48,400     1,744,321
  #Kokusai Securities Co., Ltd.........................       330,000     2,789,374
  Komatsu, Ltd.........................................     1,279,000     6,565,643
  #Komori Corp.........................................        74,000     1,538,154
  Konica Corp..........................................        66,000       291,018
  Koyo Seiko Co........................................       198,000     1,158,168
  Kureha Chemical Industry Co., Ltd....................       263,000       691,092
  Lion Corp............................................       311,000     1,214,448
  Long Term Credit Bank of Japan, Ltd..................       994,000        16,173
  Makita Corp..........................................       209,000     2,312,398
  Marubeni Corp........................................     1,942,000     3,538,951
  Maruichi Steel Tube, Ltd.............................       117,000     1,398,251
  Matsushita Electric Industrial Co., Ltd..............     1,933,000    31,136,829
  #Matsushita Electric Works, Ltd......................       286,000     2,745,525

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Matsushita Refrigeration Co..........................       222,000  $    812,723
  Matsushita Seiko Co., Ltd............................        72,000       246,014
  #Matsuzakaya Co., Ltd................................        30,000       151,318
  *Mazda Motor Corp....................................       400,000     1,545,720
  Meija Seika Kaisha, Ltd. Tokyo.......................       366,000     1,384,559
  Michinoku Bank, Ltd..................................       187,000       947,779
  #Mitsubishi Chemical Corp............................     2,129,000     3,983,647
  Mitsubishi Electric Corp.............................     1,683,000     4,271,851
  Mitsubishi Gas Chemical Co., Inc.....................       548,000     1,462,284
  Mitsubishi Materials Corp............................       975,000     1,745,037
  #Mitsubishi Motors Corp..............................       866,000     2,479,921
  Mitsui Chemicals, Inc................................     1,030,800     3,522,095
  *#Mitsui Engineering and Shipbuilding Co., Ltd.......       781,000       787,862
  #Mitsui Trust & Banking Co., Ltd.....................     1,030,000     1,382,606
  Mori Seiki Co., Ltd..................................       121,000     1,294,459
  Musashino Bank, Ltd..................................        26,000     1,053,368
  NGK Spark Plug Co., Ltd..............................       201,000     1,860,868
  NHK Spring Co., Ltd..................................       315,000       948,177
  NKK Corp.............................................     2,612,000     1,869,964
  NSK, Ltd.............................................       467,000     1,842,621
  NTN Corp.............................................       398,000     1,233,631
  *#Namihaya Bank Ltd..................................            27        51,180
  Nanto Bank, Ltd......................................       288,000     1,370,647
  National House Industrial Co., Ltd...................        95,000       741,946
  Nichicon Corp........................................       100,000     1,231,695
  Nichirei Corp........................................       366,000       866,466
  Nifco, Inc...........................................        45,000       360,600
  Nihon Unisys, Ltd....................................        41,000       430,280
  #Nikko Securities Co., Ltd...........................     1,910,000     6,464,040
  *Nippon Credit Bank, Ltd.............................     1,683,000     2,382,378
  Nippon Flour Mills Co., Ltd..........................        21,000        55,524
  Nippon Meat Packers, Inc., Osaka.....................       140,000     1,949,886
  #Nippon Oil Co., Ltd.................................     1,598,000     5,265,130
  Nippon Sanso Corp....................................       367,000     1,098,731
  Nippon Sheet Glass Co., Ltd..........................       567,000     1,259,282
  Nippon Shokubai Co., Ltd.............................       163,000       958,745
  Nishimatsu Construction Co., Ltd.....................       359,000     1,971,404
  #Nishi-Nippon Bank, Ltd..............................        23,540        92,881
  Nissei Sangyo Co., Ltd...............................       110,050       914,099
  Nisshin Flour Milling Co., Ltd.......................        89,000       724,772
  Nisshin Steel Co., Ltd...............................     1,318,000     1,458,249
  Nisshinbo Industries, Inc............................       305,000     1,106,654
  #Nissho Iwai Corp....................................       544,000       482,395
  #Obayashi Corp.......................................       499,000     2,257,110
  Ogaki Kyoritsu Bank, Ltd.............................        50,000       218,435
  Oita Bank, Ltd.......................................       145,000       743,166
  Oji Paper Co., Ltd...................................       275,000     1,237,186
  #Oki Electric Industry Co., Ltd......................       740,000     2,028,799
  Okumura Corp.........................................       322,000     1,388,382
  #Penta-Ocean Construction Co., Ltd...................       438,000       951,399
  Pioneer Electronic...................................       182,000     2,998,291
  #Q.P. Corp...........................................       168,000     1,182,232
  Royal Co., Ltd.......................................        41,000       512,000
  Ryosan Co., Ltd......................................        53,000       881,752
  Ryoyo Electro Corp...................................        26,000       243,248
  #Sakura Bank, Ltd....................................       758,000     1,936,316
  San In Godo Bank, Ltd................................       222,000     1,399,690
  Sanyo Electric.......................................     2,536,000     7,179,692
  Sapporo Breweries, Ltd...............................        33,000       146,315
                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Seino Transportation Co., Ltd.......................       197,000  $  1,097,828
  Sekisui Chemical Co., Ltd............................       557,000     3,398,551
  #Seksui House........................................       928,000     9,044,449
  Sharp Corp. Osaka....................................       460,000     4,064,106
  #Shiga Bank, Ltd.....................................       268,000     1,118,483
  Shimachu Co., Ltd....................................        20,200       377,969
  Shimadzu Corp........................................       181,000       633,176
  Shimizu Bank, Ltd....................................         6,300       316,230
  #Shimizu Corp........................................       997,000     3,284,941
  #Shinwa Bank, Ltd....................................       157,000       480,247
  Shionogi & Co., Ltd..................................       455,000     3,198,177
  Showa Electric Wire & Cable Co., Ltd., Kawasaki......        64,000       104,133
  Showa Shell Sekiyu KK................................        75,000       437,480
  Snow Brand Milk Products Co., Ltd....................       419,000     1,619,142
  #Stanley Electric Co., Ltd...........................       246,000       842,548
  Sumitomo Corp........................................       918,000     5,026,146
  #Sumitomo For........................................       136,000       940,449
  #Sumitomo Metal Industries, Ltd. Osaka...............     1,481,000     1,771,127
  Sumitomo Metal Mining Co., Ltd.......................       313,000     1,130,589
  Sumitomo Realty & Development Co., Ltd...............       488,000     1,778,587
  #Sumitomo Warehouse Co., Ltd.........................        67,000       273,080
  #Suruga Bank, Ltd....................................       256,000     1,260,006
  TEC Corp.............................................       345,000       990,766
  TOC Co., Ltd.........................................        66,950       570,262
  #Taiheiyo Cement Corp................................       746,000     1,753,937
  #Taisei Corp.........................................     1,325,000     2,533,151
  Takara Standard Co., Ltd.............................       175,000     1,267,084
  Takashimaya Co., Ltd.................................       206,000     1,719,459
  Tanabe Seiyaku Co., Ltd..............................       164,000       893,915
  *Teijin, Ltd.........................................       917,000     3,289,919
  Teikoku Oil Co., Ltd.................................       346,000     1,027,416
  Toagosei Co., Ltd....................................       353,000       649,024
  #Toda Corp...........................................       418,000     1,938,333
  Toho Bank, Ltd.......................................       236,000       833,257
  Tokuyama Corp........................................       248,000       728,343
  *Tokyo Sowa Bank.....................................       199,000       467,873
  Tokyo Steel Manufacturing Co., Ltd...................       202,800       940,416
  Tokyo Style Co., Ltd.................................       133,000     1,428,246
  #Tokyo Tomin Bank, Ltd...............................        30,900       904,979
  Tostem Corp..........................................       188,000     3,135,372
  #Toto, Ltd...........................................       247,000     1,848,682
  Towa Bank, Ltd.......................................        73,000       243,492
  #Toyo Seikan Kaisha, Ltd.............................       287,600     4,796,452
  Toyo Suisan Kaisha, Ltd..............................       116,000       755,906
  #Toyo Trust & Banking Co., Ltd.......................       715,000     2,222,014
  Toyobo Co., Ltd......................................       468,000       574,910
  Toyota Auto Body Co., Ltd............................        86,000       545,721
  Toyota Tsusho Corp...................................       314,000       896,632
  #Victor Co. of Japan, Ltd............................       246,000     1,771,152
  Wacoal Corp..........................................       149,000     1,686,129
  #Yakult Honsha Co., Ltd..............................       228,000     1,341,067
  Yamagata Bank, Ltd...................................       153,700       670,218
  Yamaguchi Bank.......................................       133,000     1,255,125
  Yamatake-Honeywell Co., Ltd..........................        87,000       879,767
  *#Yasuda Trust & Banking Co., Ltd....................     1,434,000     1,364,936
  Yodogawa Steel Works, Ltd............................       296,000     1,119,752
  Yokogawa Electric Corp...............................       337,000     1,677,871

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Yokohama Rubber Co., Ltd.............................       404,000  $    963,000
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $564,071,652)..................................                 391,123,816
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Japanese Yen (Cost $12,312).........................                      12,330
                                                                       ------------
TOTAL -- JAPAN
  (Cost $564,083,964)..................................                 391,136,146
                                                                       ------------
UNITED KINGDOM -- (19.9%)
COMMON STOCKS -- (19.9%)
  ASDA Group P.L.C.....................................     1,719,300     4,469,656
  Abbey National P.L.C.................................       240,000     4,852,764
  Aggreko P.L.C........................................        32,000       101,149
  Allied Domecq P.L.C..................................       142,317     1,212,128
  *Anglian Water P.L.C.................................       151,281     2,154,949
  Antofagasta Holdings P.L.C...........................        38,000       110,706
  Arcadia Group P.L.C..................................       110,588       537,570
  Arjo Wiggins Appleton P.L.C..........................       659,100     1,240,218
  Associated British Foods P.L.C.......................       733,200     7,418,648
  Associated British Ports Holdings P.L.C..............       369,200     1,916,568
  BAA P.L.C............................................     1,028,463    11,373,793
  BG P.L.C.............................................     2,574,617    17,657,349
  BOC Group P.L.C......................................       139,300     2,024,521
  BPB P.L.C............................................       217,300       746,045
  BTR P.L.C............................................       697,300     1,427,195
  Barclays P.L.C.......................................       640,523    14,537,150
  Bardon Group P.L.C...................................     1,033,471     1,249,533
  Barratt Developments P.L.C...........................       222,000       831,803
  Bass P.L.C...........................................       600,000     8,279,410
  Beazer Group P.L.C...................................       167,257       472,087
  Berkeley Group P.L.C.................................        78,622       634,592
  Blue Circle Industries P.L.C.........................       326,000     1,646,573
  British Airways P.L.C................................       347,331     2,350,549
  British Land Co. P.L.C...............................       462,081     3,981,351
  British Steel P.L.C..................................     1,575,000     2,547,701
  British Telecommunications P.L.C.....................     1,200,000    16,449,880
  British Vita P.L.C...................................       212,300       791,955
  Brixton Estate P.L.C.................................       235,685       686,623
  Burford Holdings P.L.C...............................       337,000       478,377
  Capital Shopping Centres P.L.C.......................       381,375     2,234,716
  Caradon P.L.C........................................       214,000       363,825
  *Centrica P.L.C......................................     2,662,900     5,527,194
  Chelsfield P.L.C.....................................       230,258       999,568
  Commercial Union P.L.C...............................     1,181,319    18,738,396
  Cookson Group P.L.C..................................       258,000       570,645
  Debenhams P.L.C......................................       115,175       727,163
  Diageo P.L.C.........................................        73,440       823,084
  Elementis P.L.C......................................       604,112       747,860
  English China Clays P.L.C............................       249,062       709,150
  Glynwed International P.L.C..........................       140,000       388,221
  Grantchester Holdings P.L.C..........................        12,930        30,626
  Great Portland Estates P.L.C.........................       197,275       631,707
  Great Universal Stores P.L.C.........................       814,600     8,477,569
  Greenalls Group P.L.C................................       283,846     1,681,973
  Guardian Royal Exchange P.L.C........................       853,882     4,651,078
  Hambro Countrywide P.L.C.............................       102,322       192,538
  Hanson P.L.C.........................................       624,950     4,641,941
  Hyder P.L.C..........................................        84,763     1,136,767
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Imperial Chemical Industries P.L.C...................       477,000  $  4,409,083
  Inchcape P.L.C.......................................       508,000     1,048,131
  Johnson Matthey P.L.C................................        93,000       633,211
  Ladbroke Group P.L.C.................................       966,745     3,741,938
  Lasmo P.L.C..........................................       613,035     1,414,096
  Lex Service P.L.C....................................       109,433       730,649
  Lonrho P.L.C.........................................       197,094       984,916
  Mersey Docks & Harbour Co. P.L.C.....................        53,050       445,702
  Meyer International P.L.C............................       102,281       568,096
  Millennium and Copthorne Hotels P.L.C................        85,000       575,936
  Mirror Group P.L.C...................................       403,000       971,180
  National Westminster Bank P.L.C......................     1,159,229    21,162,463
  Norwich Union P.L.C..................................       170,000     1,192,558
  Peel Holdings P.L.C..................................        45,400       397,167
  Pilkington P.L.C.....................................       995,666     1,076,457
  Pillar Property Investments P.L.C....................        25,000       104,607
  Powergen P.L.C.......................................       443,177     6,126,379
  RMC Group P.L.C......................................       223,000     2,907,862
  Racal Electronics P.L.C..............................       274,000     1,438,201
  Rank Group P.L.C.....................................       793,530     2,816,071
  *Rexam P.L.C.........................................       165,665       534,588
  Rio Tinto P.L.C......................................       336,900     3,948,219
  Rolls-Royce P.L.C....................................       322,674     1,304,884
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....     1,518,386    12,681,615
  Rugby Group P.L.C....................................       417,000       560,965
  Safeway P.L.C........................................       744,840     3,676,004
  Sainsbury (J.) P.L.C.................................       968,542     8,113,278
  Scottish & Newcastle P.L.C...........................       168,500     2,149,915
  Scottish Hydro-Electric P.L.C........................       374,000     4,339,791
  Severn Trent P.L.C...................................       210,597     3,597,778
  Shell Transport & Trading Co., P.L.C.................     2,222,545    13,408,487
  *Signet Group P.L.C..................................       552,000       289,284
  Slough Estates P.L.C.................................       376,100     1,688,551
  Smith (David S.) Holdings P.L.C......................       298,000       573,039
  Somerfield P.L.C.....................................       165,142     1,241,617
  South West Water P.L.C...............................        42,833       789,014
  Stakis P.L.C.........................................       733,194     1,282,823
  Standard Chartered P.L.C.............................        69,000       733,461
  Storehouse P.L.C.....................................       420,380       974,900
  Tarmac P.L.C.........................................       948,643     1,769,388
  Tate & Lyle P.L.C....................................       241,900     1,525,250
  Taylor Woodrow P.L.C.................................       388,747     1,033,082
  *Telewest Communications P.L.C.......................       845,915     1,829,110
  Tesco P.L.C..........................................     4,364,755    12,895,992
  *Thames Water PLC....................................       157,951     3,021,674
  *Thistle Hotels P.L.C................................       268,421       598,125
  Trinity P.L.C........................................        58,430       420,498
  Unigate P.L.C........................................       229,400     1,800,469
  Unilever P.L.C.......................................     1,600,000    16,651,253
  United Assurance Group P.L.C.........................       331,000     3,045,893
  United Biscuits Holdings P.L.C.......................       452,411     1,799,667
  United Utilities P.L.C...............................       265,595     3,870,993
  Vickers P.L.C........................................       194,300       575,677
  Whitbread P.L.C......................................       478,879     6,481,589
  Wilson Bowden P.L.C..................................        96,900       878,088
  Wimpey (George) P.L.C................................       236,750       451,350
  Wolseley P.L.C.......................................       100,000       632,180

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Yorkshire Water P.L.C................................       161,510  $  1,456,906
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $242,283,166)..................................                 340,824,964
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *British Pound Sterling (Cost $227,337)..............                     227,345
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $242,510,503)..................................                 341,052,309
                                                                       ------------
GERMANY -- (10.8%)
COMMON STOCKS -- (10.8%)
  AGIV AG fuer Industrie & Verkehrswesen...............        57,800     1,329,812
  *Ava Allgemeine Handelsgesellschaft der Verbraucher
    AG, Bielefeld......................................         3,700     1,461,810
  BASF AG..............................................       640,050    24,700,589
  BHF Bank AG..........................................       116,900     4,632,359
  BHW Holding AG, Berlin...............................       167,300     2,770,556
  Bankgesellschaft Berlin AG...........................       233,550     4,005,814
  Bayer AG.............................................       146,900     6,290,328
  Bayerische Vereinsbank AG............................       311,250    28,073,212
  Berliner Kraft & Licht Bewag AG......................        88,800     4,884,373
  Bilfinger & Berger Bau AG, Mannheim..................        46,500     1,072,582
  Commerzbank AG.......................................       408,050    13,635,615
  DBV-Winterthur Holding AG, Wiesbaden.................         4,400     1,509,363
  Deutsche Bank AG.....................................       298,400    19,360,579
  Deutsche Hypoteken Bank AG, Frankfurt/Hamburg........         5,000       161,168
  Deutsche Lufthansa AG................................       305,250     6,788,228
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....        46,400     3,842,014
  Deutsche Telekom AG..................................       313,200     9,261,997
  Dresdner Bank AG, Frankfurt..........................       315,000    14,587,646
  Dyckerhoff AG........................................         2,275       719,187
  FPB Holding AG.......................................         5,789     1,078,517
  Fresenius Medical Care AG............................         4,000       242,492
  Heidelberger Zement AG, Heidelberg...................        23,800     1,844,001
  Hochtief AG..........................................        90,300     3,484,826
  *#Holzmann (Philipp) AG..............................         1,860       214,516
  IVG Holding AG.......................................         5,500       265,114
  Karstadt AG..........................................         8,350     4,000,225
  Lahmeyer AG, Frankfurt...............................        38,500     1,878,571
  Linde AG.............................................         5,600     3,232,591
  Man AG, Muechen......................................        14,000     4,131,821
  Merck KGAA...........................................        58,000     2,418,410
  PWA Papierwerke Waldhof-Aschaffenburg AG.............         3,550       678,178
  Siemens AG...........................................        87,800     6,236,636
  Thuega AG............................................           267       109,751
  #Thyssen AG..........................................         7,750     1,436,985
  Thyssen Industrie AG Essen...........................         2,500       561,871
  Vereins & Westbank AG................................        67,960     2,049,918
  Volkswagen AG........................................        20,000     1,684,430
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $130,895,316)..................................                 184,636,085
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *German Marks (Cost $129,339)........................                $    130,721
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Holzmann (Philipp) AG Rights 12/07/98 (Cost $0).....         1,860           440
                                                                       ------------
TOTAL -- GERMANY
  (Cost $131,024,655)..................................                 184,767,246
                                                                       ------------
FRANCE -- (8.8%)
COMMON STOCKS -- (8.8%)
  AGF (Assurances Generales de France SA)..............        48,014     2,853,133
  AXA-UAP..............................................         5,000       648,010
  Accor SA.............................................         1,500       330,617
  Banque Nationale de Paris............................       193,531    14,844,449
  *Banque Paribas......................................        90,572     8,097,038
  Bongrain SA..........................................         1,653       714,690
  Bouygues.............................................         4,000       747,636
  Christian Dior SA....................................        31,100     3,394,496
  *Club Mediterranee SA................................         7,000       580,493
  Colas SA.............................................         5,070     1,127,320
  Credit Commercial de France..........................        50,191     4,331,258
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................         3,000       426,893
  Elf Aquitaine........................................       140,000    17,502,438
  Eridania Beghin-Say SA...............................        18,900     3,512,584
  Esso SA..............................................         8,476       747,283
  *#Euro Disney SCA....................................       551,700       778,247
  Filipacchi Medias SA.................................           300        63,214
  Fonciere Lyonnaise SA................................           868       141,575
  Fromageries Bel la Vache qui Rit.....................           275       225,966
  #GTM Entrepose.......................................        21,077     2,385,987
  Generale des Establissements Michelin SA Series B....        17,600       761,883
  Groupe Danone........................................        42,500    12,440,026
  Imetal...............................................        11,000     1,027,999
  LaFarge SA...........................................        74,595     7,050,157
  Labinal SA...........................................         3,200       807,447
  Lyonnais des Eaux SA.................................        57,442    11,374,533
  Pechiney SA Series A.................................        55,475     1,852,685
  Pernod-Ricard........................................        38,900     2,538,592
  Peugeot SA...........................................        36,550     5,800,350
  #Rallye SA...........................................        17,220     1,138,342
  *#Remy Cointreau SA..................................        27,400       480,726
  Rhone-Poulenc SA Series A............................       176,126     8,804,421
  Saint-Gobain.........................................        64,336     9,529,226
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................           200        38,793
  Societe Generale Paris...............................        70,432    11,127,620
  Sommer-Allibert SA...................................        14,800       420,157
  Sophia SA............................................         7,700       323,005
  *Thomson-CSF.........................................        87,203     3,290,557
  Total SA.............................................        40,000     4,972,484
  Union Assurances Federales SA........................         5,900       783,378
  Usinor...............................................       167,800     1,893,635
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $102,282,755)..................................                 149,909,343
                                                                       ------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants
    06/15/00...........................................        41,214  $    340,833
  *Fonciere Lyonnaise SA Warrants 07/30/02.............           868         1,102
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $180,304)......................................                     341,935
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *French Francs (Cost $17,509)........................                      17,230
                                                                       ------------
TOTAL -- FRANCE
  (Cost $102,480,568)..................................                 150,268,508
                                                                       ------------
SWITZERLAND -- (8.1%)
COMMON STOCKS -- (8.1%)
  Ascom Holding AG, Bern...............................         1,410     2,512,990
  Baloise-Holding, Basel...............................        26,676    24,922,062
  Banca del Gotthard...................................         5,470     4,548,211
  Banque Cantonale Vaudois.............................         5,795     2,082,300
  Bobst SA, Prilly.....................................         2,553     3,485,975
  Danzas Holding AG....................................         7,700     2,346,262
  Financiere Richemont AG Units -A-....................         8,813    13,135,676
  Fischer (Georg) AG, Schaffhausen (Namen).............        12,987     4,442,585
  *Forbo Holding AG, Eglisau...........................         6,381     2,820,225
  Helvetia Patria Holding, St. Gallen..................         4,830     4,512,429
  Holderbank Financiere Glarus AG, Glarus..............           900     1,045,211
  Intershop Holding AG, Zuerich........................         6,840     4,379,794
  Jelmoli Holding AG, Zuerich..........................           500       574,923
  Oerlikon-Buehrle Holding AG, Zuerich.................        44,781     5,728,405
  Pargesa Holding SA, Geneve...........................         1,935     3,267,900
  Roche Holding AG, Basel..............................           892    16,042,012
  *Sairgroup, Zuerich..................................        37,480     8,309,496
  Schindler Holding AG, Hergiswil......................         3,469     5,733,925
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................         1,606     3,860,660
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................         8,066     5,216,998
  Sika Finanz AG, Baar.................................         1,280       362,432
  Sulzer AG, Winterthur................................         8,280     4,694,910
  *United Bank of Switzerland..........................        43,001    12,979,195
  Von Roll Holding AG, Gerlafingen.....................        15,045       419,511
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $105,839,774)..................................                 137,424,087
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swiss Francs (Cost $386,306)........................                     393,304
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $106,226,080)..................................                 137,817,391
                                                                       ------------
NETHERLANDS -- (6.5%)
COMMON STOCKS -- (6.5%)
  ABN Amro Holding NV..................................     1,286,318    26,582,115
  Asr Verzekeringsgroep NV.............................        40,139     3,273,723
  Bijenkorf Beheer KBB NV, Amsterdam...................        10,648       921,503
  *Buhrmann NV.........................................        77,840     1,269,721
                                                               SHARES        VALUE+
                                                         ------------  ------------
  DSM NV...............................................        39,466  $  3,699,071
  Fortis Amev NV.......................................       273,660    20,166,597
  Ing Groep NV.........................................       730,272    41,941,478
  KLM (Koninklijke Luchtvaart Mij NV)..................        79,274     2,174,590
  Koninklijke Hoogovens NV.............................        33,566     1,052,800
  Nationale Investeringsbank NV........................        45,925     1,264,601
  Pakhoed NV...........................................        37,037       913,016
  Philips Electronics NV...............................       110,000     6,981,087
  Stork NV.............................................        27,615       705,373
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $59,345,479)...................................                 110,945,675
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $4).......................                           4
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $59,345,483)...................................                 110,945,679
                                                                       ------------
ITALY -- (5.9%)
COMMON STOCKS -- (5.9%)
  Banca Commerciale Italiana SpA.......................     3,565,000    24,467,251
  *#Banca di Roma......................................     7,168,500    12,438,844
  Banca Toscana........................................       607,000     2,867,945
  *CIR SpA (Cie Industriale Riunite), Torino...........       885,000       973,730
  Cartiere Burgo SpA...................................       235,000     1,473,882
  Cia Assicuratrice Unipol SpA.........................       116,134       491,132
  #Fiat SpA............................................     3,967,399    12,204,464
  *Finmeccanica SpA....................................     4,331,475     4,010,265
  Ifil Finanziaria Partecipazioni SpA, Torino..........     1,020,375     4,181,090
  *Ing C.Olivetti & C SpA, Ivrea.......................     2,400,000     6,307,678
  #Italcementi Fabbriche Riunite Cemento SpA,
    Bergamo............................................       364,000     3,676,636
  Italmobiliare SpA, Milano............................        14,330       453,657
  Magneti Marelli SpA..................................       700,000     1,223,009
  Montedison SpA.......................................     5,375,000     6,437,222
  San Paolo-Imi SpA....................................     1,003,500    16,513,708
  Sirti SpA............................................        25,000       144,252
  #Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................       168,350     2,730,163
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $53,907,829)...................................                 100,594,928
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Finmeccanica SpA Warrants 06/30/00 (Cost $0)........     2,406,375       188,296
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Italian Lira (Cost $962)............................                         963
                                                                       ------------
TOTAL -- ITALY
  (Cost $53,908,791)...................................                 100,784,187
                                                                       ------------
SPAIN -- (3.7%)
COMMON STOCKS -- (3.7%)
  Acerinox SA..........................................       154,740     3,688,894
  Autopistas Concesionaria Espanola SA.................       432,180     6,608,255
  Autopistas del Mare Nostrum SA.......................       176,800     4,300,805
  Azucarera Ebro Agricolas SA..........................       111,600     2,644,953
  Banco Pastor SA, La Coruna...........................        39,600     2,477,064

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Cementos Portland SA.................................        26,000  $  1,145,677
  Compania Espanola de Petroleos SA, Madrid............       149,794     5,413,738
  Corporacion Mapfre Compania Internacional de
    Reaseguros SA, Majadah Onda........................        36,300     1,009,174
  Cristaleria Espanola SA, Madrid......................        40,544     2,817,911
  DRACONSA (Dragados y Construcciones SA)..............       152,189     4,934,400
  FESCA (Fuerzas Electricas de Cataluna SA) Series A...       180,000     2,082,985
  Hidroelectrica del Cantabrico SA, Oviedo.............        99,900     4,846,412
  Iberdrola SA.........................................       535,000     8,886,917
  Metrovacesa SA.......................................        89,964     2,482,325
  Portland Valderrivas SA..............................         2,784       113,001
  Sevillana de Electricidad SA.........................       210,000     2,955,587
  Union Electrica Fenosa SA............................       230,000     3,412,913
  Uralita SA...........................................        24,500       271,598
  Vallehermoso SA......................................       240,000     2,835,696
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $46,442,580)...................................                  62,928,305
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $9,200)........................                       9,150
                                                                       ------------
TOTAL -- SPAIN
  (Cost $46,451,780)...................................                  62,937,455
                                                                       ------------
AUSTRALIA -- (2.6%)
COMMON STOCKS -- (2.6%)
  Amcor, Ltd...........................................       505,844     2,207,439
  #Boral, Ltd..........................................       978,032     1,463,669
  CSR, Ltd.............................................       842,897     2,029,953
  Fosters Brewing Group, Ltd...........................     1,570,209     4,117,241
  GIO Australia Holdings, Ltd..........................       480,488     1,568,060
  George Weston Foods, Ltd.............................        65,489       280,021
  MIM Holdings.........................................     1,367,660       670,788
  News Corp., Ltd......................................     1,166,134     8,192,774
  North, Ltd...........................................       411,303       770,710
  Pacific Dunlop, Ltd..................................       756,467     1,346,137
  Pioneer International, Ltd...........................       658,231     1,398,968
  Publishing and Broadcasting, Ltd.....................       176,912       770,353
  Qantas Airways, Ltd..................................       889,612     1,578,594
  #Rio Tinto, Ltd......................................       481,023     6,200,582
  *Stockland Trust Group...............................         5,261        12,240
  Stockland Trust Group................................       151,831       379,021
  #Suncorp Metway Limited..............................        35,000       183,987
  WMC, Ltd.............................................       844,189     2,664,217
  Westpac Banking Corp.................................     1,327,595     8,865,493
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $44,621,954)...................................                  44,700,247
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Suncorp Metway, Limited Rights 12/23/98 (Cost $0)...        17,500        36,973
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Australian Dollar (Cost $14,375)....................                      14,143
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
PREFERRED STOCKS -- (0.0%)
  Village Roadshow, Ltd. 2.2% Class A
    (Cost $6,026)......................................         1,867  $      2,700
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $44,642,355)...................................                  44,754,063
                                                                       ------------
SWEDEN -- (2.4%)
COMMON STOCKS -- (2.4%)
  Assidomaen AB........................................       164,500     2,879,384
  *Asticus AB..........................................        30,685       260,988
  Electrolux AB Series B...............................        44,500       680,185
  *Fastighets AB Balder................................         8,000        75,932
  Kinnevik Industrifoervaltnings AB Series A...........         3,200        88,752
  Kinnevik Industrifoervaltnings AB Series B...........        36,000     1,025,085
  Mo Och Domsjoe AB Series A...........................         6,300       145,997
  Mo Och Domsjoe AB Series B...........................       118,300     2,712,333
  NCC AB Series A......................................        45,400       391,741
  NCC AB Series B......................................        95,000       819,723
  SSAB Swedish Steel Series A..........................       129,900     1,168,900
  SSAB Swedish Steel Series B..........................        48,000       443,760
  Skandinaviska Enskilda Banken Series A...............       100,000     1,140,216
  Stora Kopparbergs Bergslags AB Series A..............       340,300     4,194,761
  Stora Kopparbergs Bergslags AB Series B..............        79,400       978,736
  Svedala Industri.....................................        28,700       428,068
  Svenska Cellulosa AB Series A........................        57,000     1,243,636
  #Svenska Cellulosa AB Series B.......................       217,600     4,787,870
  Svenska Handelsbanken Series A.......................        80,000     3,234,515
  Svenska Kullagerfabriken AB Series A.................        68,400       876,869
  #Svenska Kullagerfabriken AB Series B................        89,700     1,160,986
  Sydkraft AB Series C.................................         6,600       134,237
  Trelleborg AB Series B...............................       146,400     1,236,166
  Volvo AB Series A....................................       192,600     4,356,499
  Volvo AB Series B....................................       305,100     7,108,031
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $44,388,488)...................................                  41,573,370
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swedish Krona (Cost $1,987).........................                       2,011
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $44,390,475)...................................                  41,575,381
                                                                       ------------
HONG KONG -- (2.0%)
COMMON STOCKS -- (2.0%)
  Amoy Properties, Ltd.................................     4,570,500     3,305,541
  HKR International, Ltd...............................     1,077,384       723,543
  Hang Lung Development Co., Ltd.......................     2,126,000     2,457,407
  Hysan Development Co., Ltd...........................     1,646,000     2,402,144
  Kerry Properties, Ltd................................     1,261,000     1,017,855
  New World Development Co. Ltd........................     1,502,105     3,647,110
  Shangri-la Asia, Ltd.................................     2,982,000     2,657,342
  Sino Hotels (Holdings), Ltd..........................       391,653        47,547
  Sino Land Co., Ltd...................................     4,915,200     2,523,301

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Swire Pacific, Ltd. Series A.........................     1,018,000  $  4,614,723
  Tsim Sha Tsui Properties, Ltd........................     1,174,000     1,743,639
  Wharf Holdings, Ltd..................................     3,672,000     5,809,376
  #Wheelock and Co., Ltd...............................     3,243,000     2,952,751
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $52,390,260)...................................                  33,902,279
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Hong Kong Dollars (Cost $3).........................                           3
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $52,390,263)...................................                  33,902,282
                                                                       ------------
BELGIUM -- (1.9%)
COMMON STOCKS -- (1.9%)
  *Banque Bruxelles Lambert VVPR.......................           128             4
  Bekaert SA...........................................         3,400     1,832,041
  #Credit Communal Holding Dexia Belgium...............         5,400       910,059
  Electrabel SA........................................         4,600     1,793,062
  Electrafina SA.......................................         8,000     1,098,308
  Fortis AG............................................        32,270    10,266,454
  Fortis AG VVPR.......................................        32,270           925
  *Fortis AG CVG.......................................        32,270       184,056
  Generale de Banque SA VVPR...........................           630            18
  #Glaverbel SA........................................        14,812     1,914,647
  Glaverbel SA VVPR....................................            22             1
  #Groupe Bruxelles Lambert SA, Bruxelles..............         6,300     1,186,327
  Nationale a Portefeuille.............................         4,700       422,313
  Sofina SA............................................        10,500       556,749
  Solvay SA............................................       101,490     7,155,779
  Suez Lyonnaise des Eaux..............................        19,080     3,828,027
  *Suez Lyonnaise des Eaux SA VVPR.....................        19,080           547
  *Suez Lyonnaise ds Eaux CVG..........................        19,080       136,715
  Union Miniere SA.....................................        40,200     1,843,506
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,211,779)...................................                  33,129,538
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Belgian Francs......................................                      11,575
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $23,314,256)...................................                  33,141,113
                                                                       ------------
DENMARK -- (1.3%)
COMMON STOCKS -- (1.3%)
  Den Danske Bank A.S..................................        44,140     5,699,445
  Forsikringsselskabet Codan A.S.......................         7,662       893,975
  Jyske Bank A.S.......................................         9,990       948,020
  #Kapital Holdings A.S................................        32,497     1,819,985
  Tele Danmark A.S. Series B...........................        70,184     7,861,270
  Tryg Baltica Forsikring A.S..........................        56,055     1,395,264
  Unidanmark A.S. Series A.............................        51,864     4,243,985
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,803,513)...................................                  22,861,944
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Danish Krone (Cost $8,726)..........................                $      9,017
                                                                       ------------
TOTAL -- DENMARK
  (Cost $16,812,239)...................................                  22,870,961
                                                                       ------------
FINLAND -- (0.7%)
COMMON STOCKS -- (0.7%)
  #Asko Oyj............................................        48,100       763,348
  #Enso Oy Series A....................................        74,500       659,257
  #Enso Oy Series R....................................       157,400     1,392,847
  Kemira Oyj...........................................       197,000     1,329,484
  #Kesko Oyj...........................................        88,600     1,188,968
  #Metsa-Serla Oyj Series B............................       214,600     1,673,638
  Outokumpu Oyj Series A...............................       190,500     1,815,426
  Rauma Oyj............................................        25,900       365,195
  #Rautaruukki Oy Series K.............................       203,800     1,307,993
  #Upm-Kymmene Oyj.....................................        48,900     1,283,896
  Valmet Corp..........................................        20,000       272,280
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,587,453)...................................                  12,052,332
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Finnish Markka (Cost $1,470)........................                       1,542
                                                                       ------------
TOTAL -- FINLAND
  (Cost $15,588,923)...................................                  12,053,874
                                                                       ------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
  Fraser & Neave, Ltd..................................       682,000     2,360,320
  Industrial & Commercial Bank, Ltd....................        13,000        21,312
  Keppel Corp., Ltd....................................     1,011,000     2,664,112
  *Sembcorp Industries, Ltd............................       272,112       323,829
  Singapore Airlines, Ltd. (Foreign)...................        40,000       279,299
  Singapore Land, Ltd..................................     1,048,000     2,507,086
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,184,739)...................................                   8,155,958
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $4,255).....................                       4,462
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $12,188,994)...................................                   8,160,420
                                                                       ------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
  Bergesen Dy ASA Series A.............................       105,892     1,305,119
  Den Norske Bank ASA Series A.........................       589,194     2,289,052
  Kvaerner ASA.........................................        59,851       906,044
  Norsk Hydro ASA......................................        31,700     1,193,342
  Norske Skogindustrier ASA Series A...................        52,781     1,449,542
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,772,769)...................................                   7,143,099
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Norwegian Krone (Cost $182).........................                         180
                                                                       ------------
TOTAL -- NORWAY
  (Cost $10,772,951)...................................                   7,143,279
                                                                       ------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
MALAYSIA -- (0.3%)(##)
COMMON STOCKS -- (0.3%)
  Berjaya Group Berhad.................................     1,302,500  $    155,916
  *Berjaya Industrial Berhad...........................       691,000        58,538
  Berjaya Leisure Berhad...............................       235,000        80,064
  Genting Berhad.......................................       750,000     1,111,878
  Golden Hope Plantations Berhad.......................     1,340,000       769,945
  Hap Seng Consolidated Berhad.........................        70,000        32,615
  Highlands and Lowlands Berhad........................       607,000       279,466
  Hong Leong Credit Berhad.............................       309,000       168,442
  IOI Corp. Berhad.....................................       436,000       167,816
  Kuala Lumpur Kepong Berhad...........................       677,000       660,792
  Malaysian Resources Corp. Berhad.....................       332,000        95,381
  *Renong Berhad.......................................       783,000       183,133
  Sime Darby Berhad (Malaysia).........................       621,000       404,851
  Southern Bank Berhad (Foreign).......................       292,500        95,345
  Tenaga Nasional Berhad...............................       193,000       179,494
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $15,724,172)...................................                   4,443,676
                                                                       ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Carter Holt Harvey, Ltd..............................     1,176,400     1,123,517
  Lion Nathan, Ltd.....................................       372,400       951,045
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,576,882)....................................                   2,074,562
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *New Zealand Dollar (Cost $102)......................                         107
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $2,576,984)....................................                   2,074,669
                                                                       ------------
IRELAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Greencore Group P.L.C................................        51,690       220,228
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Independent Newspapers P.L.C.........................        67,749  $    243,859
  Irish Life P.L.C.....................................        60,824       518,289
  Jefferson Smurfit Group P.L.C........................       292,012       583,457
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,461,157)....................................                   1,565,833
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Irish Punt (Cost $7,838)............................                       7,673
                                                                       ------------
TOTAL -- IRELAND
  (Cost $1,468,995)....................................                   1,573,506
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
    12/01/98 (Collateralized by U.S. Treasury Notes
    6.125%, 12/31/01, valued at $20,240,325) to be
    repurchased at $19,936,741.
    (Cost $19,934,000).................................  $     19,934    19,934,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,565,836,431)++..............................                $1,711,336,145
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,570,276,932.
  ##  Illiquid securities fair valued by the Board of Trustees.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value...................................................................  $   1,711,336
Collateral for Securities Loaned.......................................................        135,315
Receivables
  Dividends, Interest and Tax Reclaims.................................................          5,610
  Investment Securities Sold...........................................................          5,025
  Fund Shares Sold.....................................................................            136
Prepaid Expenses and Other Assets......................................................              1
                                                                                         -------------
    Total Assets.......................................................................      1,857,423
                                                                                         -------------

LIABILITIES:
Payable for Securities Loaned..........................................................        135,315
Payable for Investment Securities Purchased............................................            503
Payable for Fund Shares Redeemed.......................................................            899
Accrued Expenses and Other Liabilities.................................................            457
                                                                                         -------------
    Total Liabilities..................................................................        137,174
                                                                                         -------------

NET ASSETS.............................................................................  $   1,720,249
                                                                                         -------------
                                                                                         -------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000).............................................................    143,915,476
                                                                                         -------------
                                                                                         -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $       11.95
                                                                                         -------------
                                                                                         -------------

Investments at Cost....................................................................  $   1,565,836
                                                                                         -------------
                                                                                         -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $3,217)................................  $  35,489
    Interest...........................................................................      1,070
    Income from Securities Lending.....................................................      1,385
                                                                                         ---------
        Total Investment Income........................................................     37,944
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................      3,466
    Accounting & Transfer Agent Fees...................................................        837
    Custodian's Fee....................................................................        547
    Legal Fees.........................................................................         39
    Audit Fees.........................................................................         34
    Shareholders' Reports..............................................................         32
    Trustees' Fees and Expenses........................................................          7
    Other..............................................................................        109
                                                                                         ---------
        Total Expenses.................................................................      5,071
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................     32,873
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain on Investment Securities.............................................     11,162

Net Realized Gain on Foreign Currency Transactions.....................................        895

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    151,571
    Translation of Foreign Currency Denominated Amounts................................        158
                                                                                         ---------

    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.............................    163,786
                                                                                         ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $ 196,659
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              YEAR           YEAR
                                                                                              ENDED          ENDED
                                                                                            NOV. 30,       NOV. 30,
                                                                                              1998           1997
                                                                                          -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................................  $      32,873  $      31,305
    Net Realized Gain on Investment Securities..........................................         11,162          6,023
    Net Realized Gain (Loss) on Foreign Currency Transactions...........................            895         (1,666)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency......................................        151,571       (107,773)
        Translation of Foreign Currency Denominated Amounts.............................            158            (44)
                                                                                          -------------  -------------
        Net Increase (Decrease) in Net Assets Resulting from Operations.................        196,659        (72,155)
                                                                                          -------------  -------------

Distributions From:
    Net Investment Income...............................................................        (39,352)       (29,074)
    Net Realized Gains..................................................................         (4,181)       (27,255)
                                                                                          -------------  -------------
        Total Distributions.............................................................        (43,533)       (56,329)
                                                                                          -------------  -------------
Capital Share Transactions (1):
    Shares Issued.......................................................................        161,527        409,256
    Shares Issued in Lieu of Cash Distributions.........................................         43,533         56,329
    Shares Redeemed.....................................................................       (220,023)      (111,867)
                                                                                          -------------  -------------
        Net Increase (Decrease) From Capital Share Transactions.........................        (14,963)       353,718
                                                                                          -------------  -------------
        Total Increase..................................................................        138,163        225,234
NET ASSETS
    Beginning of Period.................................................................      1,582,086      1,356,852
                                                                                          -------------  -------------
    End of Period.......................................................................  $   1,720,249  $   1,582,086
                                                                                          -------------  -------------
                                                                                          -------------  -------------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................................         13,637         34,790
    Shares Issued in Lieu of Cash Distributions.........................................          3,743          4,875
    Shares Redeemed.....................................................................        (18,668)        (9,587)
                                                                                          -------------  -------------
                                                                                                 (1,288)        30,078
                                                                                          -------------  -------------
                                                                                          -------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                             YEAR         YEAR         YEAR         YEAR       FEB. 16
                                            ENDED        ENDED        ENDED        ENDED          TO
                                           NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                             1998         1997         1996         1995         1994
                                          ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period....  $    10.90   $    11.79   $    10.55   $    10.06   $    10.00
                                          ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................        0.22         0.24         0.23         0.20         0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.13        (0.67)        1.32         0.52         0.07
                                          ----------   ----------   ----------   ----------   ----------
  Total from Investment Operations......        1.35        (0.43)        1.55         0.72         0.20
                                          ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.27)       (0.22)       (0.23)       (0.21)       (0.13)
  Net Realized Gains....................       (0.03)       (0.24)       (0.08)       (0.02)       (0.01)
                                          ----------   ----------   ----------   ----------   ----------
  Total Distributions...................       (0.30)       (0.46)       (0.31)       (0.23)       (0.14)
                                          ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..........  $    11.95   $    10.90   $    11.79   $    10.55   $    10.06
                                          ----------   ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------   ----------
Total Return............................       12.50%       (3.84)%      14.85%        7.20%        1.99%#

Net Assets, End of Period (thousands)...  $1,720,249   $1,582,086   $1,356,852   $  609,386   $  348,381
Ratio of Expenses to Average Net
  Assets................................        0.29%        0.32%        0.36%        0.42%        0.45%*(a)
Ratio of Net Investment Income to
  Average Net Assets....................        1.90%        2.09%        2.23%        2.14%        1.84%*(a)
Portfolio Turnover Rate.................       15.41%       22.55%       12.23%        9.75%        1.90%*

--------------

*  Annualized

#  Non-Annualized

(a) Had certain waivers not been in effect, the ratio of expenses to average net assets for the period ended November 30, 1994 would have been 0.48%, and the ratio of net investment income to average net assets for the period ended November 30, 1994 would have been 1.81%.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 261,205
Sales..................................................    283,971

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................  $  413,521
Gross Unrealized Depreciation.........................    (272,462)
                                                        ----------
Net...................................................  $  141,059
                                                        ----------
                                                        ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1998.

G. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1998 was reinvested into overnight repurchase agreements with Salomon Brothers, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 1998, the market value of securities on loan to brokers was 124,139,275, the related collateral cash received was $135,315,041 and the value of collateral on overnight repurchase agreements was $155,880,092.

H. COMPONENTS OF NET ASSETS:

    At November 30, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital......................................  $ 1,566,373
Accumulated Net Investment Loss......................       (5,619)
Undistributed Net Realized Gain......................       12,960
Undistributed Net Realized Foreign Exchange Gain.....          895
Unrealized Appreciation of Investment Securities and
 Foreign Currency....................................      145,500
Unrealized Net Foreign Exchange Gain.................          140
                                                       -----------
                                                       $ 1,720,249
                                                       -----------
                                                       -----------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Investment Trust Company, The DFA International Value Series, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The DFA International Value Series at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999